Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment
7	Property and equipment

	December 31, 2020	December 31, 2021
	RMB	RMB

Office and other equipment	19,288,892	18,059,177
Leasehold improvements	17,858,447	17,179,429
Motor vehicles	1,950,081	2,052,245
Less: accumulated depreciation	(34,381,272)	(34,248,905)

Total	4,716,148	3,041,946

Total depreciation expense for the years ended December 31, 2020 and 2021 was RMB5,059,824 and RMB3,077,154, respectively, which were recorded in other expenses in each year.